SCHEDULE OF INVESTMENTS (000)*

June 30, 2019 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 5.3%

Canadian Imperial Bank of Commerce	626,972	$49,304

Encana Corp.	20,594,926	105,684

Gildan Activewear Inc.	3,111,331	120,409

Manulife Financial Corp.	4,549,204	82,678

		358,075

China — 5.3%

Baidu Inc. ADR[1]	996,429	116,941

China Merchants Port Holdings Co. Ltd.	19,971,568	33,952

China Mobile Ltd.	22,066,768	200,987

		351,880

France — 6.0%

BNP Paribas SA	2,507,671	119,092

Carrefour SA	3,220,530	62,182

Danone SA	395,194	33,478

Ingenico Group SA	348,504	30,823

Total SA	2,735,196	153,255

		398,830

Germany — 10.2%

BASF SE	2,843,968	206,709

Deutsche Post AG	3,602,409	118,383

Linde PLC	1,054,882	211,893

SAP SE	1,050,397	144,237

		681,222

Ireland — 0.9%

Ryanair Holdings PLC ADR[1]	973,594	62,446

Italy — 3.1%

UniCredit SpA	17,020,282	209,524

Japan — 14.0%

Coca-Cola Bottlers Japan Holdings Inc.	660,600	16,721

East Japan Railway Co.	1,463,400	136,818

Fanuc Corp.	888,700	164,279

Japan Airlines Co. Ltd.	217,600	6,949

KDDI Corp.	7,472,600	190,151

Sompo Holdings Inc.	2,481,300	95,763

Sumitomo Mitsui Financial Group Inc.	2,356,700	83,194

Takeda Pharmaceutical Co. Ltd.	6,913,800	245,156

		939,031

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Netherlands — 3.1%

Akzo Nobel NV	1,443,284	$135,625

ING Groep NV	6,081,307	70,506

		206,131

South Korea — 4.9%

Samsung Electronics Co. Ltd.	3,449,946	140,430

SK Innovation Co. Ltd.	196,533	27,064

SK Telecom Co. Ltd.	701,359	157,322

		324,816

Spain — 0.7%

CaixaBank SA	16,523,267	47,310

Switzerland — 8.0%

ABB Ltd.	10,305,578	206,808

Aryzta AG1	24,405,408	27,976

Cie Financiere Richemont SA	410,764	34,857

Novartis AG	1,541,979	140,898

Roche Holding AG	433,314	121,911

		532,450

Turkey — 0.4%
Akbank T.A.S.	23,783,735	27,930

United Kingdom — 30.1%
AstraZeneca PLC	2,212,483	180,892
Aviva PLC	18,495,657	97,830
Balfour Beatty PLC	19,970,600	61,375
Barclays PLC	91,933,663	174,894
BP PLC	22,914,097	159,642
British American Tobacco PLC	5,300,871	185,059
Carnival PLC	888,711	39,265
Cobham PLC[1]	72,525,644	98,137
Johnson Matthey PLC	1,573,413	66,519
Lloyds Banking Group PLC	85,165,738	61,206
Micro Focus International PLC	3,684,352	96,574
Prudential PLC	9,347,312	203,701
RELX PLC	1,665,027	40,376
Rolls-Royce Group PLC[1]	14,801,781	157,975
Royal Dutch Shell PLC, Class B	4,945,460	162,100
SSE PLC	9,104,807	129,733
Vodafone Group PLC	61,730,683	101,380

		2,016,658

Total Common Stock

(Cost $6,675,346) — 92.0%		6,156,303

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2019 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

PREFERRED STOCK

Germany — 4.7%

Volkswagen AG ‡	1,873,930	$315,834

Total Preferred Stock

(Cost $274,697) — 4.7%		315,834

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.270% **	157,263,482	157,263

Total Short-Term Investment

(Cost $157,263) — 2.4%		157,263

Total Investments — 99.1%

(Cost $7,107,306)		6,629,400

Other Assets in Excess of Liabilities — 0.9%		58,548

Net Assets — 100.0%		$6,687,948

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2019.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 investments in securities since the prior fiscal year end. As of June 30, 2019, there were no transfers between Level 2 and Level 3 investments in securities since the prior fiscal year end. Transfers between levels are recognized at period end.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3000

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